Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
NOTE
10-RELATED
PARTY TRANSACTIONS
Below is a summary of our related party transactions as reported on our Statements of Income (in millions):

	Three Months Ended March 31,
	2023	2022
LNG revenues-affiliate
Cheniere Marketing Agreements (1)	$761	$745
Contracts for Sale and Purchase of Natural Gas and LNG (2)	—	12

Total LNG revenues-affiliate	761	757

Cost of sales-affiliate
Cargo loading fees under TUA (3)	14	13
Contracts for Sale and Purchase of Natural Gas and LNG (2)	19	5

Total cost of sales-affiliate	33	18

Operating and maintenance expense-affiliate
TUA (3)	68	66
Natural Gas Transportation Agreement (4)	21	20
Services Agreements (5)	35	31

Total operating and maintenance expense-affiliate	124	117

Operating and maintenance expense-related party
Natural Gas Transportation and Storage Agreements (6)	16	12

General and administrative expense-affiliate
Services Agreements (5)	16	17

(1)
We primarily sell LNG to Cheniere Marketing under SPAs and letter agreements at a price equal to 115% of Henry Hub plus a fixed fee, except for an SPA associated with an IPM agreement for which pricing is linked to international natural gas prices. We also have a master SPA agreement with Cheniere Marketing that allows us to sell and purchase LNG with Cheniere Marketing by executing and delivering confirmations under this agreement. As of March 31, 2023 and December 31, 2022, we had $263 million and $551 million of trade receivables-affiliate, respectively, under these agreements with Cheniere Marketing. In addition, we have an arrangement with subsidiaries of Cheniere to provide the ability, in limited circumstances, to potentially fulfill commitments to LNG buyers in the event operational conditions impact operations at either the Sabine Pass or Corpus Christi liquefaction facilities. The purchase price for such cargoes would be the greater of: (a) 115% of the applicable natural gas feedstock purchase price or (b) an FOB U.S. Gulf Coast LNG market price.

(2)
We have agreements with SPLNG, CTPL and Corpus Christi Liquefaction, LLC (“CCL”) that allow us to sell and purchase natural gas and LNG with each party. Natural gas purchased under these agreements is initially recorded as inventory and then to cost of sales-affiliate upon its sale, except for purchases related to commissioning activities which are capitalized as LNG terminal construction-in-process.

(3)
We have a TUA with SPLNG to provide berthing for LNG vessels and for the unloading, loading, storage and regasification of LNG. We have reserved approximately 2 Bcf/d of regasification capacity and we are obligated to make monthly capacity payments to SPLNG aggregating approximately $250 million per year (a portion of which is indexed for inflation), continuing until at least May 2036. Additionally, we are required to reimburse SPLNG for our proportionate share of ad valorem taxes incurred based on our contracted share of SPLNG’s regasification capacity. CQP has guaranteed our obligations under our TUA.

(4)
To ensure we are able to transport adequate natural gas feedstock to the Sabine Pass LNG Terminal, we have transportation agreements to secure firm pipeline transportation capacity with CTPL, a wholly owned subsidiary of CQP, and third party pipeline companies.

(5)
We do not have employees and thus we have various services agreements with affiliates of Cheniere in the ordinary course of business, including services required to construct, operate and maintain the Liquefaction Project, and administrative services. Prior to the substantial completion of each Train of the Liquefaction Project, our payments under the services agreements were primarily based on a cost reimbursement structure, and following the completion of each Train, our payments include a fixed monthly fee (indexed for inflation) per mtpa in addition to the reimbursement of costs. As of March 31, 2023 and December 31, 2022, we had $131 million and $151 million of advances to affiliates, respectively, under the services agreements. The non-reimbursement
amounts incurred under these agreements are recorded in general and administrative expense-affiliate.

(6)
We are party to various natural gas transportation and storage agreements with a related party in the ordinary course of business for the operation of the Liquefaction Project. This related party is partially owned by the investment management company that indirectly acquired a portion of CQP’s limited partner interests in September 2020. We recorded accrued liabilities-related party of $5 million and $6 million as of March 31, 2023 and December 31, 2022, respectively, with this related party.

We had $38 million and $80 million due to affiliates as of March 31, 2023 and December 31, 2022, respectively, under agreements with affiliates as described above.
Disclosure of future consideration under revenue contracts with affiliates is included in Note
9-Revenues.
Other Agreements
LNG Site Sublease Agreement
We have agreements with SPLNG to sublease a portion of the Sabine Pass LNG Terminal site for the Liquefaction Project. The aggregate annual sublease payment is $1 million, with renewal options and adjustment for inflation every five years. As of both March 31, 2023 and December 31, 2022, we recorded other non-current
liabilities-affiliate of $15 million related to this agreement.
Cooperation Agreement
We have a cooperation agreement with SPLNG that allows us to retain and acquire certain rights to access the property and facilities that are owned by SPLNG for the purpose of constructing, modifying and operating the Liquefaction Project. In consideration for access given to us, we have agreed to transfer to SPLNG title of certain facilities, equipment and modifications, which SPLNG is obligated to operate and maintain. The term of this agreement is consistent with our TUA described above. We did not convey any assets to SPLNG under this agreement during the three months ended March 31, 2023 and 2022.
State Tax Sharing Agreement
We have a state tax sharing agreement with Cheniere. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which we and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, we will pay to Cheniere an amount equal to the state and local tax that we would be required to pay if our state and local tax liability were calculated on a separate company basis. To date, there have been no state and local tax payments demanded by Cheniere under the tax sharing agreement. The agreement is effective for tax returns due on or after August 2012.

NOTE
12-RELATED
PARTY TRANSACTIONS
Below is a summary of our related party transactions as reported on our Statements of Income (in millions):

	Year Ended December 31,
	2022	2021	2020
LNG revenues-affiliate
Cheniere Marketing Agreements (1)	$4,565	$1,453	$632
Contracts for Sale and Purchase of Natural Gas and LNG (2)	3	19	30

Total LNG revenues-affiliate	4,568	1,472	662

LNG revenues-related party
Natural Gas Transportation and Storage Agreements (3)	—	1	—

Cost of sales-affiliate
Cheniere Marketing Agreements (1)	—	34	61
Cargo loading fees under TUA (4)	51	43	33
Contracts for Sale and Purchase of Natural Gas and LNG (2)	211	51	16

Total cost of sales-affiliate	262	128	110

Cost of sales-related party
Natural Gas Transportation and Storage Agreements (3)	—	1	—
Natural Gas Supply Agreements (5)	—	16	—

Total cost of sales-related party	—	17	—

Operating and maintenance expense-affiliate
TUA (4)	269	266	265
Natural Gas Transportation Agreement (6)	81	81	82
Services Agreements (7)	131	109	118
LNG Site Sublease Agreement (8)	1	1	1

Total operating and maintenance expense-affiliate	482	457	466

Operating and maintenance expense-related party
Natural Gas Transportation and Storage Agreements (3)	72	46	13

General and administrative expense-affiliate
Services Agreements (7)	66	61	71

(1)
We primarily sell LNG to Cheniere Marketing under SPAs and letter agreements at a price equal to 115% of Henry Hub plus a fixed fee, except for an SPA associated with an IPM agreement for which pricing is linked to international natural gas prices, which will commence in January 2023. We also have a master SPA agreement with Cheniere Marketing that allows us to sell and purchase LNG with Cheniere Marketing by executing and delivering confirmations under this agreement. As of December 31, 2022 and 2021, we had $551 million and $232 million of accounts receivable-affiliate, respectively, under these agreements with Cheniere Marketing. In addition, we have an arrangement with subsidiaries of Cheniere to provide the ability, in limited circumstances, to potentially fulfill commitments to LNG buyers in the even
t operational conditions impact operations at either the Sabine Pass or Corpus Christi liquefaction facilities. The purchase price for such cargoes would be the greater of: (a) 115% of the applicable natural gas feedstock purchase price or (b) an FOB U.S. Gulf Coast LNG market price.

(2)
We have agreements with SPLNG, CTPL and Corpus Christi Liquefaction, LLC (“CCL”) that allow us to sell and purchase natural gas and LNG with each party. Natural gas purchased under these agreements is initially recorded as inventory and then to cost of sales-affiliate upon its sale, except for purchases related to commissioning activities which are capitalized as LNG terminal construction-in-process.

(3)
We are party to various natural gas transportation and storage agreements with a related party in the ordinary course of business for the operation of the Liquefaction Project. This related party is partially owned by the investment management company that indirectly acquired a portion of CQP’s limited partner interests in September 2020. We recorded accrued liabilities-related party of $6 million and $4 million as of December 31, 2022 and 2021, respectively, with this related party.

(4)
We have a TUA with SPLNG to provide berthing for LNG vessels and for the unloading, loading, storage and regasification of LNG. We have reserved approximately 2 Bcf/d of regasification capacity and we are obligated to make monthly capacity payments to SPLNG aggregating approximately $250 million per year (a portion of which is indexed for inflation), continuing until at least May 2036. Additionally, we are required to reimburse SPLNG for our proportionate share of ad valorem taxes incurred based on our contracted share of SPLNG’s regasification capacity. CQP has guaranteed our obligations under our TUA.

(5)
We were a party to a natural gas supply agreement with a related party in the ordinary course of business, to obtain a fixed minimum daily volume of feed gas for the operation of the Liquefaction Project. This related party was partially owned by Blackstone, who also partially owns CQP’s limited partner interests. However, this entity was acquired by a non-related
party on December 31, 2021; therefore, as of such date, this agreement ceased to be considered a related party agreement.

(6)
To ensure we are able to transport adequate natural gas feedstock to the Sabine Pass LNG Terminal, we have transportation agreements to secure firm pipeline transportation capacity with CTPL, a wholly owned subsidiary of CQP, and third party pipeline companies.

(7)
We do not have employees and thus we have various services agreements with affiliates of Cheniere in the ordinary course of business, including services required to construct, operate and maintain the Liquefaction Project, and administrative services. Prior to the substantial completion of each Train of the Liquefaction Project, our payments under the services agreements were primarily based on a cost reimbursement structure, and following the completion of each Train, our payments include a fixed monthly fee (indexed for inflation) per mtpa in addition to the reimbursement of costs. As of December 31, 2022 and 2021, we had $151 million and $127 million of advances to affiliates, respectively, under the services agreements. The non-reimbursement
amounts incurred under these agreements are recorded in general and administrative expense-affiliate.

(8)
We have agreements with SPLNG to sublease a portion of the Sabine Pass LNG Terminal site for the Liquefaction Project. The aggregate annual sublease payment is $1 million, with renewal options and adjustment for inflation every five years. As of both December 31, 2022 and 2021, we recorded other non-current
liabilities-affiliate of $15 million related to this agreement.

We had $80 million and $73 million due to affiliates as of December 31, 2022 and 2021, respectively, under agreements with affiliates as described above.
Disclosure of future consideration under revenue contracts with affiliates is included in Note
11-Revenues.
Additionally, disclosure of future contractual obligations with affiliates and related parties is included in Note
13-Commitments
and Contingencies.

Other Agreements
Cooperation Agreement
We have a cooperation agreement with SPLNG that allows us to retain and acquire certain rights to access the property and facilities that are owned by SPLNG for the purpose of constructing, modifying and operating the Liquefaction Project. In consideration for access given to us, we have agreed to transfer to SPLNG title of certain facilities, equipment and modifications, which SPLNG is obligated to operate and maintain. The term of this agreement is consistent with our TUA described above. In October 2022, we completed construction of the third marine berth at the Sabine Pass LNG Terminal for a total cost of $576 million and upon completion, we conveyed the property, plant and equipment associated with the third berth to SPLNG. We did not convey any assets to SPLNG under this agreement during the year ended December 31, 2021. We conveyed $6 million in assets to SPLNG under this agreement during the year ended December 31, 2020.
State Tax Sharing Agreement
We have a state tax sharing agreement with Cheniere. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which we and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, we will pay to Cheniere an amount equal to the state and local tax that we would be required to pay if our state and local tax liability were calculated on a separate company basis. To date, there have been no state and local tax payments demanded by Cheniere under the tax sharing agreement. The agreement is effective for tax returns due on or after August 2012.